Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BLENDED STYLE SERIES INC
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	793
After 5 Years	rr_ExpenseExampleYear05	1,077
After 10 Years	rr_ExpenseExampleYear10	1,886
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	793
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,886
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	17.25%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(41.49%)
Annual Return 2009	rr_AnnualReturn2009	31.52%
Annual Return 2010	rr_AnnualReturn2010	12.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
1 YEAR	rr_AverageAnnualReturnYear01	7.90%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.58%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.62%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005	[2]
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.58%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.09%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.16%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005	[2]
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS A SHARES | Return After Taxes on Distributions and Sale of Strategy Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.38%	[2]
5 YEAR	rr_AverageAnnualReturnYear05	0.34%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.24%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005	[2]
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	579
After 3 Years	rr_ExpenseExampleYear03	808
After 5 Years	rr_ExpenseExampleYear05	1,064
After 10 Years	rr_ExpenseExampleYear10	2,136
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	608
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,064
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,136
1 YEAR	rr_AverageAnnualReturnYear01	7.94%
5 YEAR	rr_AverageAnnualReturnYear05	0.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.71%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
After 1 Year	rr_ExpenseExampleYear01	179
After 3 Years	rr_ExpenseExampleYear03	613
After 5 Years	rr_ExpenseExampleYear05	1,072
After 10 Years	rr_ExpenseExampleYear10	2,347
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	613
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,347
1 YEAR	rr_AverageAnnualReturnYear01	11.05%
5 YEAR	rr_AverageAnnualReturnYear05	0.74%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.73%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (Underlying Portfolios)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
After 1 Year	rr_ExpenseExampleYear01	78
After 3 Years	rr_ExpenseExampleYear03	292
After 5 Years	rr_ExpenseExampleYear05	525
After 10 Years	rr_ExpenseExampleYear10	1,192
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	292
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,192
1 YEAR	rr_AverageAnnualReturnYear01	13.09%
5 YEAR	rr_AverageAnnualReturnYear05	1.75%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.73%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN 2035 RETIREMENT STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 71 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 105 of the Strategy's SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy (or an Underlying Portfolio) pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate (which reflects only purchases and sales of the Underlying Portfolios) was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Strategy invests in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). The Strategy is managed to the specific year of planned retirement included in its name (the "retirement date"). The Strategy's asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After retirement the Strategy's investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strategy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy's retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after the Strategy's retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategy's asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include a Portfolio, the Volatility Management Portfolio, that is designed to reduce the overall effect of equity market volatility on the Strategy and the effects of adverse equity market conditions on its performance. The Volatility Management Portfolio will be a component of the Strategy's equity asset allocation. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

The Adviser will allow the relative weightings of the Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for the Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart illustrates how the asset mix of the Strategy will vary over time. In general, the asset mix of the Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

			Years Before Retirement
	45	40	35	30	25
US Diversified Value	20.50%	20.50%	20.50%	19.50%	18.25%
US Large Cap Growth	20.50%	20.50%	20.50%	19.50%	18.25%
US SMID Value	6.50%	6.50%	6.50%	6.00%	5.75%
US SMID Growth	6.50%	6.50%	6.50%	6.00%	5.75%
International Value	18.00%	18.00%	18.00%	17.00%	16.00%
International Growth	18.00%	18.00%	18.00%	17.00%	16.00%
Multi-Asset Real Return	5.00%	5.00%	5.00%	5.00%	5.00%
Volatility Management	0.00%	0.00%	0.00%	5.00%	10.00%
High Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Global Bonds	5.00%	5.00%	5.00%	5.00%	5.00%
Inflation-Protected
Securities	0.00%	0.00%	0.00%	0.00%	0.00%
Short Duration Bonds	0.00%	0.00%	0.00%	0.00%	0.00%

			Years Before Retirement
		20	15	10	5
US Diversified Value		16.25%	13.75%	11.25%	9.75%
US Large Cap Growth		16.25%	13.75%	11.25%	9.75%
US SMID Value		5.00%	4.25%	3.50%	2.75%
US SMID Growth		5.00%	4.25%	3.50%	2.75%
International Value		14.00%	12.00%	9.75%	8.50%
International Growth		14.00%	12.00%	9.75%	8.50%
Multi-Asset Real Return		7.00%	8.50%	10.00%	10.00%
Volatility Management		12.50%	17.50%	20.00%	20.00%
High Yield		5.00%	7.00%	7.00%	7.00%
Global Bonds		5.00%	7.00%	10.00%	12.00%
Inflation-Protected
Securities		0.00%	0.00%	4.00%	9.00%
Short Duration Bonds		0.00%	0.00%	0.00%	0.00%

	Retirement Date			Years After Retirement
	0	5	10	15	20
US Diversified Value	8.50%	6.45%	5.25%	4.00%	4.00%
US Large Cap Growth	8.50%	6.45%	5.25%	4.00%	4.00%
US SMID Value	2.00%	1.50%	1.00%	0.75%	0.75%
US SMID Growth	2.00%	1.50%	1.00%	0.75%	0.75%
International Value	8.50%	7.00%	4.00%	3.00%	3.00%
International Growth	7.00%	5.30%	4.00%	3.00%	3.00%
Multi-Asset Real Return	10.00%	8.50%	7.00%	7.00%	7.00%
Volatility Management	20.00%	20.00%	17.50%	12.50%	12.50%
High Yield	7.00%	5.00%	2.50%	0.00%	0.00%
Global Bonds	14.00%	16.00%	19.50%	22.50%	22.50%
Inflation-Protected
Securities	14.00%	15.00%	15.00%	15.00%	15.00%
Short Duration Bonds	0.00%	9.00%	18.00%	27.50%	27.50%

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Strategy will change with changes in the values of the Strategy's investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy's asset allocation.

. MARKET RISK: The value of the Strategy's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

. INTEREST RATE RISK: Changes in interest rates will affect the value of the Strategy's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. ALLOCATION RISK: The allocation of investments among the Underlying Portfolios' different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategy's NAV when one of these investments is performing more poorly than the other.

. INFLATION RISK: This is the risk that the value of assets or income from the Strategy's investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions.

. FOREIGN (NON-U.S.) RISK: The Strategy's investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy's investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategy has a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

. EMERGING MARKET RISK: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

. FOCUSED PORTFOLIO RISK: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategy's NAV.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: Borrowing money or other leverage may make an Underlying Portfolio's investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategy, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

 . how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

 . how the Strategy's average annual returns for one and five years and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -13.69%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.59%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.48%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Composite Benchmark reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein 2035 Retirement Strategy | S&P 500 Stock Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.68%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, taxes or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.32%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005
Retail Shares | AllianceBernstein 2035 Retirement Strategy | Composite Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	14.19%	[6]
5 YEAR	rr_AverageAnnualReturnYear05	3.19%	[6]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.77%	[3],[6]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2005	[6]

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until December 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.
[2]	After-tax returns:- Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date is 9/1/05 for Class A, Class B, Class C and Advisor Class shares.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares the CDSC is 0% after the first year.
[6]	The Composite Benchmark shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests. The Composite Benchmark is derived by applying the Strategy's target allocations over time to the results of the following benchmarks, as applicable: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index; for intermediate bonds, Barclays Capital U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation-Protected Securities, Barclays Capital 1-10 Year TIPS Index; for high yield bonds, Custom High Yield Composite Index. The Composite Benchmark reflects no deductions for fees, expenses or taxes.